Fair Value Measurements (Details) - Schedule of Fair Value of Certain Financial Assets and Liabilities Measured on Recurring Basis - Fair Value Measurements Recurring [Member]
₨ in Millions, $ in Millions
	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)
Non-current assets
Fair valuation of swaps and options (INR)	₨ 5,447		₨ 2,647
Total assets (INR)	7,512		3,543
Total assets (US$) (in Dollars) | $		$ 91.4		$ 46.7
Current liabilities
Fair valuation of swaps and forward (INR)	3		658
Fair valuation of swaps and options (INR)	1,431		1,735
Non-current liabilities
Fair valuation of swaps and forward (INR)			7
Total Liabilities (INR)	1,542		2,506
Total Liabilities (US$) (in Dollars) | $		18.8		33.0
Current Asset
Fair valuation of swaps and forward (INR)	210
Foreign Exchange Forward [Member]
Current assets
Forward exchange derivative contracts (INR)			13
Non-current assets
Forward exchange derivative contracts (INR)			883
Current liabilities
Forward exchange derivative contracts (INR)	108		106
Non-current liabilities
Fair valuation of swaps and forward (INR)	1,855
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Non-current assets
Fair valuation of swaps and options (INR)
Total assets (INR)
Total assets (US$) (in Dollars) | $
Current liabilities
Fair valuation of swaps and forward (INR)
Fair valuation of swaps and options (INR)
Non-current liabilities
Fair valuation of swaps and forward (INR)
Total Liabilities (INR)
Total Liabilities (US$) (in Dollars) | $
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Foreign Exchange Forward [Member]
Current assets
Forward exchange derivative contracts (INR)
Non-current assets
Forward exchange derivative contracts (INR)
Current liabilities
Forward exchange derivative contracts (INR)
Non-current liabilities
Fair valuation of swaps and forward (INR)
Significant Observable Inputs (Level 2) [Member]
Non-current assets
Fair valuation of swaps and options (INR)	5,447		2,647
Total assets (INR)	7,512		3,543
Total assets (US$) (in Dollars) | $		91.4		46.7
Current liabilities
Fair valuation of swaps and forward (INR)	3		658
Fair valuation of swaps and options (INR)	1,431		1,735
Non-current liabilities
Fair valuation of swaps and forward (INR)			7
Total Liabilities (INR)	1,542		2,506
Total Liabilities (US$) (in Dollars) | $		18.8		33.0
Current Asset
Fair valuation of swaps and forward (INR)	210
Significant Observable Inputs (Level 2) [Member] | Foreign Exchange Forward [Member]
Current assets
Forward exchange derivative contracts (INR)			13
Non-current assets
Forward exchange derivative contracts (INR)			883
Current liabilities
Forward exchange derivative contracts (INR)	108		106
Non-current liabilities
Fair valuation of swaps and forward (INR)	1,855
Significant Unobservable Inputs (Level 3) [Member]
Non-current assets
Fair valuation of swaps and options (INR)
Total assets (INR)
Total assets (US$) (in Dollars) | $
Current liabilities
Fair valuation of swaps and forward (INR)
Fair valuation of swaps and options (INR)
Non-current liabilities
Fair valuation of swaps and forward (INR)
Total Liabilities (INR)
Total Liabilities (US$) (in Dollars) | $
Significant Unobservable Inputs (Level 3) [Member] | Foreign Exchange Forward [Member]
Current assets
Forward exchange derivative contracts (INR)
Non-current assets
Forward exchange derivative contracts (INR)
Current liabilities
Forward exchange derivative contracts (INR)
Non-current liabilities
Fair valuation of swaps and forward (INR)